Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
CIK	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Direxion Auspice Broad Commodity Strategy ETF | Direxion Auspice Broad Commodity Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COM
Direxion NASDAQ-100 Equal Weighted Index Shares | Direxion NASDAQ-100® Equal Weighted Index Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QQQE
Direxion Russell 1000 Value Over Growth ETF | Direxion Russell 1000® Value Over Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWVG
Direxion Russell 1000 Growth Over Value ETF | Direxion Russell 1000® Growth Over Value ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWGV
Direxion Daily SP 500 Bear 1X Shares | Direxion Daily SP 500 Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPDN
Direxion Daily CSI 300 China A Share Bear 1X Shares | Direxion Daily CSI 300 China A Share Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHAD
Direxion Daily SP 500 Bull 2X Shares | Direxion Daily S&P 500® Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPUU
Direxion Daily MSCI Brazil Bull 2X Shares | Direxion Daily MSCI Brazil Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRZU
Direxion Daily CSI 300 China A Share Bull 2X Shares | Direxion Daily CSI 300 China A Share Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHAU
Direxion Daily CSI China Internet Index Bull 2X Shares | Direxion Daily CSI China Internet Index Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWEB
Direxion Daily MSCI India Bull 2X Shares | Direxion Daily MSCI India Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDL
Direxion Daily Russia Bull 2X Shares | Direxion Daily Russia Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RUSL
Direxion Daily Cloud Computing Bull 2X Shares | Direxion Daily Cloud Computing Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CLDL
Direxion Daily Energy Bull 2X Shares | Direxion Daily Energy Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERX
Direxion Daily Energy Bear 2X Shares | Direxion Daily Energy Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERY
Direxion Daily Gold Miners Index Bull 2X Shares | Direxion Daily Gold Miners Index Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NUGT
Direxion Daily Gold Miners Index Bear 2X Shares | Direxion Daily Gold Miners Index Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUST
Direxion Daily Junior Gold Miners Index Bull 2X Shares | Direxion Daily Junior Gold Miners Index Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNUG
Direxion Daily Junior Gold Miners Index Bear 2X Shares | Direxion Daily Junior Gold Miners Index Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDST
Direxion Daily SP Oil Gas Exp Prod Bull 2X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GUSH
Direxion Daily SP Oil Gas Exp Prod Bear 2X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRIP
Direxion Daily Robotics Artificial Intelligence Automation Index Bull 2X Shares | Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UBOT
Direxion Daily Mid Cap Bull 3X Shares | Direxion Daily Mid Cap Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIDU
Direxion Daily SP 500 Bull 3X Shares | Direxion Daily S&P 500® Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPXL
Direxion Daily SP 500 Bear 3X Shares | Direxion Daily S&P 500® Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SPXS
Direxion Daily Small Cap Bull 3X Shares | Direxion Daily Small Cap Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TNA
Direxion Daily Small Cap Bear 3X Shares | Direxion Daily Small Cap Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TZA
Direxion Daily SP 500 High Beta Bull 3X Shares | Direxion Daily S&P 500® High Beta Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBL
Direxion Daily SP 500 High Beta Bear 3X Shares | Direxion Daily S&P 500® High Beta Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIBS
Direxion Daily FTSE China Bull 3X Shares | Direxion Daily FTSE China Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YINN
Direxion Daily FTSE China Bear 3X Shares | Direxion Daily FTSE China Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YANG
Direxion Daily MSCI Emerging Markets Bull 3X Shares | Direxion Daily MSCI Emerging Markets Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EDC
Direxion Daily MSCI Emerging Markets Bear 3X Shares | Direxion Daily MSCI Emerging Markets Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EDZ
Direxion Daily FTSE Europe Bull 3X Shares | Direxion Daily FTSE Europe Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EURL
Direxion Daily MSCI Mexico Bull 3X Shares | Direxion Daily MSCI Mexico Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEXX
Direxion Daily MSCI South Korea Bull 3X Shares | Direxion Daily MSCI South Korea Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KORU
Direxion Daily Aerospace Defense Bull 3X Shares | Direxion Daily Aerospace & Defense Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DFEN
Direxion Daily SP Biotech Bull 3X Shares | Direxion Daily S&P Biotech Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LABU
Direxion Daily SP Biotech Bear 3X Shares | Direxion Daily S&P Biotech Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LABD
Direxion Daily Consumer Discretionary Bull 3X Shares | Direxion Daily Consumer Discretionary Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WANT
Direxion Daily Financial Bull 3X Shares | Direxion Daily Financial Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAS
Direxion Daily Financial Bear 3X Shares | Direxion Daily Financial Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FAZ
Direxion Daily Healthcare Bull 3X Shares | Direxion Daily Healthcare Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CURE
Direxion Daily Homebuilders Supplies Bull 3X Shares | Direxion Daily Homebuilders & Supplies Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAIL
Direxion Daily Industrials Bull 3X Shares | Direxion Daily Industrials Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DUSL
Direxion Daily Dow Jones Internet Bull 3X Shares | Direxion Daily Dow Jones Internet Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEBL
Direxion Daily Dow Jones Internet Bear 3X Shares | Direxion Daily Dow Jones Internet Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEBS
Direxion Daily Pharmaceutical Medical Bull 3X Shares | Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PILL
Direxion Daily Real Estate Bull 3X Shares | Direxion Daily Real Estate Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRN
Direxion Daily Regional Banks Bull 3X Shares | Direxion Daily Regional Banks Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPST
Direxion Daily Retail Bull 3X Shares | Direxion Daily Retail Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RETL
Direxion Daily Semiconductor Bull 3X Shares | Direxion Daily Semiconductor Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOXL
Direxion Daily Semiconductor Bear 3X Shares | Direxion Daily Semiconductor Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOXS
Direxion Daily Technology Bull 3X Shares | Direxion Daily Technology Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECL
Direxion Daily Technology Bear 3X Shares | Direxion Daily Technology Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TECS
Direxion Daily Transportation Bull 3X Shares | Direxion Daily Transportation Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPOR
Direxion Daily Utilities Bull 3X Shares | Direxion Daily Utilities Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTSL
Direxion Daily 7-10 Year Treasury Bull 3X Shares | Direxion Daily 7-10 Year Treasury Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TYD
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Direxion Daily 7-10 Year Treasury Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TYO
Direxion Daily 20 Plus Year Treasury Bull 3X Shares | Direxion Daily 20+ Year Treasury Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMF
Direxion Daily 20 Plus Year Treasury Bear 3X Shares | Direxion Daily 20+ Year Treasury Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMV